Expense Example, No Redemption - Low Duration Preferred and Income Fund - C	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	524
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	$ 2,039